Annual Total Returns[BarChart] - Ashmore Emerging Markets Corporate Income Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.81%)	23.00%	(0.15%)	(5.45%)	(1.54%)	19.72%	15.05%	(3.90%)	11.11%	7.67%